Restatement (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 30, 2020	Dec. 03, 2019
Restatement (Details) [Line Items]
Accounts payable and accrued expenses	$ 12,200
Additional paid-in capital	5,898,848
Interest Expense, Debt, Excluding Amortization	479,951
Non-convertible notes payable	493	$ 5,775,767	$ 3,500,000
Chief Executive Officer [Member]
Restatement (Details) [Line Items]
Additional paid-in capital	$ 479,951
Series Z Preferred Shares [Member]
Restatement (Details) [Line Items]
Issuance of Series Z shares (in Shares)	250